Schedule of Prepayment and Other current Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and other receivable	$ 1,686,014	$ 167,677
Deposits	17,631,175	86,102
Total	$ 19,317,189	$ 253,779